Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt
Debt
On January 15, 2018, the Company and Hercules Technology Growth Capital Limited (“Hercules”) amended its loan agreement so that amortization payments due for the thirteen (13) consecutive months commencing on December 1, 2017 through and including December 1, 2018 were deferred.  Commencing on January 1, 2019, and continuing on the first business day of each month thereafter, the loan, including the deferred payments, shall begin amortizing in equal monthly installments of principal and interest based upon an amortization schedule equal to eighteen (18) consecutive months. Any remaining obligations under the loan agreement and other loan documents are due and payable on the maturity date on September 1, 2019.
At June 30, 2018 and December 31, 2017, the carrying value of the current and noncurrent portion of long-term debt is $4,903 and $4,855, respectively.
At June 30, 2018, the principal maturities of the long-term debt were as follows:

June 30, 2018
2018	$—
2019	4,999
Principal balance outstanding	4,999
less: unamortized discount	(86)
less: unamortized debt issuance costs	(10)
Long-term debt	4,903
Current portion	1,570
Noncurrent portion	$3,333

The Company paid interest on debt of $143 and $159 during the three months ended June 30, 2018 and 2017, respectively, and $279 and $312 during the six months ended June 30, 2018 and 2017, respectively.

Debt
On February 17, 2016, the Company closed a $10,000 loan facility, with an initial advance against this loan facility of $6,000, with Hercules Technology Growth Capital (“Hercules”). The loan bears a floating interest rate equal to the greater of either (i) 9.95% or (ii) the sum of 9.95% plus the United States prime rate minus 3.50%.   Total proceeds net of fees and issuance costs were $5,839.  Fees and issuance costs of $161, as well as fees of $231 that are payable to the lender at maturity, are recorded as a reduction in the carrying amount of long-term debt on our balance sheet and will be amortized to interest expense through the maturity date of September 1, 2019 using the effective interest method.  Interest amounts were payable monthly beginning on March 1, 2016 through the maturity date of September 1, 2019.  Initially, principal amounts were payable monthly beginning on April 1, 2017 through the maturity date. In 2016, the Company met certain terms in the loan agreement so that principal amounts became payable monthly beginning on July 1, 2017. Pursuant to an amendment dated January 15, 2018, amortization payments due for the thirteen (13) consecutive months commencing on December 1, 2017 through and including December 1, 2018 were deferred.  Commencing on January 1, 2019, and continuing on the first business day of each month thereafter, the loan, including the deferred payments, shall begin amortizing in equal monthly installments of principal and interest based upon an amortization schedule equal to eighteen (18) consecutive months.The loan is collateralized by a security interest in all tangible assets. In addition, the Company is subject to certain financial reporting requirements and certain negative covenants requiring lender consent.  Additionally, Hercules shall have the right to participate in a future financing of up to $1,000 under the same terms and conditions and pricing afforded to other participants in that future financing. Hercules has not yet exercised this right to participate.
In connection with the February 2016 Hercules loan, Hercules also had the right to purchase 80,000 shares of Series C preferred stock at $3.00 per share under the terms of a warrant agreement with the Company. The preferred stock warrant liability was recorded at fair value at the date of issuance of February 17, 2016 in the amount of $134 and recorded as a reduction in the carrying amount of long-term debt on our balance sheet. This discount of $134 will be amortized to interest expense through the loan maturity date of September 1, 2019 using the effective interest method.  The Company estimated the fair value of the preferred stock warrant liability at the end of each reporting period using the Black-Scholes model and recorded any changes in fair value to other income (expense), net on its statement of operations. See Note 10, Fair Value Measurements, for more information on the fair value of the preferred stock warrant liability. The warrant agreement to purchase shares of preferred stock was terminated on September 26, 2017 in connection with the Merger.
At December 31, 2017 and 2016, the carrying value of long-term debt is $4,855 and $5,667, respectively.
At December 31, 2017, the principal maturities of the long-term debt were as follows:

December 31, 2017
2018	$—
2019	4,999
Principal balance outstanding	4,999
less: unamortized discount	(129)
less: unamortized debt issuance costs	(15)
Long-term debt	4,855
Current portion	—
Noncurrent portion	4,855
The Company paid interest on debt of $611 and $478 during the years ended December 31, 2017 and 2016, respectively.